INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Pretax Income (Loss) from Continuing Operations
The income from continuing operations before income tax expense in the Consolidated Statements of Operations is comprised of the following components:

	Year Ended December 31,
(in thousands)	2025	2024	2023

U.S.	$1,828,464	$955,513	$771,591
Foreign	13,067	15,125	15,165
Total income before income tax	$1,841,531	$970,638	$786,756

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes in the Consolidated Statements of Operations is comprised of the following components:

	Year Ended December 31,
(in thousands)	2025	2024	2023

Current:
Foreign	$11,104	$15,125	$15,167
Federal	232,767	201,774	171,721
State	82,218	30,682	97,100
Total current	326,089	247,581	283,988

Deferred:
Foreign	—	—	—
Federal	(184,776)	(370,605)	(397,832)
State	55,060	16,263	(32,302)
Total deferred	(129,716)	(354,342)	(430,134)
Total income tax provision/(benefit)	$196,373	$(106,761)	$(146,146)

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of the U.S. federal statutory rate of 21.0% for the years ended December 31, 2025, 2024, and 2023, respectively, to the Company's ETR for each of the years indicated:

	Year Ended December 31,
	2025		2024		2023

US Federal statutory income tax rate	$386,722	21.0%	$203,835	21.0%	$165,218	21.0%
Tax credits	(259,383)	(14.1)%	(333,896)	(34.4)%	(361,701)	(46.0)%
Electric vehicle tax credits	(226,771)	(12.3)%	(276,248)	(28.5)%	(296,758)	(37.7)%
Low-income housing tax credits	(32,587)	(1.8)%	(26,800)	(2.8)%	(22,040)	(2.8)%
Punta Lima investment tax credit	—	—%	(18,970)	(2.0)%	—	—%
Research and development tax credits	—	—%	—	—%	(34,288)	(4.4)%
Production tax credits	—	—%	—	—%	(8,615)	(1.1)%
Other credits	(25)	—%	(11,878)	(1.1)%	—	—%
Nontaxable or nondeductible items	(15,911)	(0.8)%	2,730	0.3%	5,701	0.7%
BOLI	(13,484)	(0.7)%	(13,492)	(1.4)%	(14,271)	(1.8)%
Non-deductible FDIC insurance premiums	14,729	0.8%	11,250	1.2%	16,502	2.1%
Tax-exempt income	(5,594)	(0.3)%	(3,366)	(0.3)%	(2,302)	(0.3)%
Other	(11,562)	(0.6)%	8,338	0.8%	5,772	0.7%
Changes in valuation allowance	2,683	0.1%	—	—%	(17,436)	(2.2)%
State income taxes, net of federal effect	81,370	4.4%	17,845	1.8%	32,677	4.2%
Foreign tax effects	11,104	0.6%	15,125	1.6%	15,165	1.9%
Luxembourg tax	13,067	0.7%	15,125	1.6%	15,165	1.9%
Puerto Rico	(1,963)	(0.1)%	—	—%	—	—%
Changes in unrecognized tax benefit	5,715	0.3%	(6,332)	(0.7)%	18,422	2.3%
Other	(15,927)	(0.8)%	(6,068)	(0.6)%	(4,192)	(0.5)%

	$196,373	10.7%	$(106,761)	(11.0)%	$(146,146)	(18.6)%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are presented below:

	At December 31,
(in thousands)	2025	2024
Deferred tax assets:

ALLL	$304,771	$320,503
Auto loan mark-to-market adjustment	254,307	150,231
Unrealized loss on available-for-sale securities	145,589	167,468
Unrealized loss on derivatives	—	25,050
Unrealized loss on AFS securities reclassified to HTM	33,248	39,618
Net operating loss carryforwards	42,160	51,007
ROU lease liability	137,235	141,008
Employee benefits	59,082	117,307
General business credit & other tax credit carryforwards	1,140,129	864,319
Depreciation and amortization	611,111	843,190
Deferred income	4,356	55,039
Other	75,889	91,853
Total gross deferred tax assets	2,807,877	2,866,593
Valuation allowance	(84,445)	(81,553)
Total deferred tax assets	2,723,432	2,785,040

Deferred tax liabilities:
Purchase accounting adjustments	49,058	56,468
Unrealized gain on derivatives	13,972	—
Originated MSRs	21,786	23,779
ROU lease asset	124,402	131,594
Auto lease transactions (1)	1,988,269	2,128,932
Other	146,186	79,958
Total gross deferred tax liabilities	2,343,673	2,420,731

Net deferred tax asset / (liability)	$379,759	$364,309
(1) The leasing transactions deferred tax liability is primarily related to accelerated tax depreciation on auto operating leases.

Schedule of Operating Loss Carryforwards	At December 31, 2025, the Company has recorded the following:

(in thousands)	Gross Deferred Tax Balance	Valuation Allowance	Final Expiration Year (1)

Net operating loss carryforwards	$2,182	$—	N/A
State net operating loss carryforwards	39,978	4,670	2044
General business credit carryforward	1,140,129	79,775	2045
Deferred tax timing differences	1,625,588	—	N/A
Total	$2,807,877	$84,445
(1) These will expire in varying amounts through the final expiration year.

Schedule of Unrecognized Tax Benefits Roll Forward	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	Unrecognized Tax Benefits	Accrued Interest and Penalties	Total

Gross unrecognized tax benefits at January 1, 2023	$39,062	$7,920	$46,982
Additions based on tax positions related to 2023	15,903	50	15,953
Additions for tax positions of prior years	5,842	1,766	7,608
Reductions for tax positions of prior years	(19,566)	—	(19,566)
Gross unrecognized tax benefits at December 31, 2023	41,241	9,736	50,977
Additions based on tax positions related to 2024	1,354	—	1,354
Additions for tax positions of prior years	240	2,526	2,766
Reductions for tax positions of prior years	(11,985)	—	(11,985)
Gross unrecognized tax benefits at December 31, 2024	30,850	12,262	43,112
Additions based on tax positions related to the current year	4,748	426	5,174
Additions for tax positions of prior years	5,703	2,757	8,460
Reductions for tax positions of prior years	(3,976)	(1,364)	(5,340)
Gross unrecognized tax benefits at December 31, 2025	$37,325	$14,081	$51,406
Gross net unrecognized tax benefits that if recognized would impact the ETR at December 31, 2025	$37,325	$14,081

Less: Federal, state, and local income tax benefits			(7,848)
Net unrecognized tax benefit reserves			$43,558

Supplemental cash flow information
The Company's FHLB and FRB stock purchases and redemptions were as follows for the period indicated below. There were no gains or losses associated with these redemptions.

(in thousands)	Year ended December 31, 2025
FLHB stock purchased at par	$144,305
FHLB stock redeemed at par	244,275
FRB stock purchased at par	20,095
FRB stock redeemed at par	—
Income Taxes Paid, net

	Year Ended December 31,
	2025	2024	2023

US Federal	$(11,700)	$(11)	$231,622

US State and Local
Massachusetts	*	36,259	*
Florida	10,800	*	23,500
New York	19,408	*	19,297
Pennsylvania	*	12,946	*
New Jersey	*	10,004	*
Maryland	*	5,883	*
Texas	7,598	*	*
Other	12,907	39,954	55,417
	50,713	105,046	98,214
Foreign
Luxembourg	27,742	10,613	312

Total	$66,755	$115,648	$330,148
*The amount of income taxes paid during the year does not meet the 5% disaggregation threshold.
Supplemental cash flow information for the years ended December 31, 2025, 2024 and 2023 was as follows:

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Interest paid	$6,661,413	$7,952,547	$6,178,880

NON-CASH TRANSACTIONS
Loans transferred to/(from) OREO and other repossessed assets	$(1,176)	$50,069	$54,416
Loans transferred from/(to) LHFI (from)/to LHFS, net	39,397	578,118	768,655
Transfer of financial interest in a VIE - Loans	244,693	1,290,891	347,443
Transfer of financial interest in a VIE - Borrowings	153,572	1,105,745	293,044
Unsettled purchases of investment securities	168,975	18,488	17,744
AFS investment securities transferred to HTM investment securities	—	3,882	—
Non-cash transfer of financial assets in an off-balance sheet securitization transaction	1,155,478	53,050	—
Leased vehicle vendor rebate receivable	228,991	—	—